Segment Information - Revenues from exited business (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from exited business:
Change in fair value of funds withheld embedded derivative		$ (1,326.7)	$ 3,652.8	$ 0.0
Net realized capital gains on funds withheld assets	[1]	161.8	749.4
Operating Segments
Revenues from exited business:
Change in fair value of funds withheld embedded derivative		(1,085.7)	3,652.8
Net realized capital gains on funds withheld assets		165.0	749.4
Amortization of reinsurance gain		5.9	12.6
Other impacts of reinsured business		(12.7)
Total revenues from exited business		(927.5)	4,414.8
Reconciling Items
Revenues from exited business:
Change in fair value of funds withheld embedded derivative		(228.0)	767.1
Net realized capital gains on funds withheld assets		34.7	157.4
Total revenues from exited business		$ (927.5)	$ 4,414.8

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.